Other liabilities (Tables)	12 Months Ended
Mar. 31, 2022
Miscellaneous liabilities [abstract]
Summary of Other liabilities

	As at March 31,
	2021	2022	2022
	(INR)	(INR)	(USD)
Non-current
Provision for operation and maintenance*	2,736	—	—
Others	11	5	0
Total	2,747	5	0

Current
Provision for operation and maintenance*	490	—	—
Advance received against sale of assets		85	1
Other payables
TDS payable	1,389	2,719	36
GST payable	367	447	6
ESI payable	—	1	0
Labour welfare fund payable	1	3	0
Provident fund payable	19	26	0
Total	2,266	3,281	43

* Provision for operation and maintenance has been classified under financial liabilities as at March 31, 2022 considering the nature of obligations. Since the change in presentation is not material to the financial statements as at March 31, 2021, the grouping has not been revised.